Equipment, Net (Tables) 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Equipment, Net
Equipment consists of the following:

	March 31, 2026	December 31, 2025
Computer equipment	$48,045	$48,045
Fitness equipment	292,976	198,468
Construction in process	231,386	196,667
Total equipment	572,407	443,180
Less: Accumulated depreciation and amortization	(26,037)	(9,376)
Total equipment, net	$546,370	$433,804

Property and equipment consist of the following:

	December 31, 2025	December 31, 2024
Computer equipment	$48,045	$3,957
Fitness equipment	198,468	—
Construction in process	196,667	—
Total property and equipment	443,180	3,957
Less: Accumulated depreciation and amortization	(9,376)	(823)
Total property and equipment, net	$433,804	$3,134